Financial Risk Management - Schedule of Foreign Currencies Denominated Balances (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
USD [Member]
Schedule of Foreign Currencies Denominated Balances [Line Items]
Profit or loss (after tax)	RM 1,015,200	RM 29,437
EUR [Member]
Schedule of Foreign Currencies Denominated Balances [Line Items]
Profit or loss (after tax)	RM 50,879	RM 19,086